Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	SEI DAILY INCOME TRUST
Entity Central Index Key	0000701939
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 25, 2023
Document Effective Date	May 31, 2023
Prospectus Date	May 31, 2023
Class F Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | SDIT ULTRA SHORT DURATION BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SECPX
Class F Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | SDIT SHORT DURATION GOVERNMENT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	TCSGX
Class F Prospectus | SDIT GNMA FUND | SDIT GNMA FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEGMX
Class F Prospectus | SDIT GOVERNMENT II FUND | SDIT GOVERNMENT II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	TCGXX
Class F Prospectus | SDIT TREASURY II FUND | SDIT TREASURY II FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SCPXX
Class Y Prospectus | SDIT ULTRA SHORT DURATION BOND FUND | Class Y
Prospectus:
Trading Symbol	SECYX
Class Y Prospectus | SDIT SHORT DURATION GOVERNMENT FUND | Class Y
Prospectus:
Trading Symbol	SDGFX
Class Y Prospectus | SDIT GNMA FUND | Class Y
Prospectus:
Trading Symbol	SGMYX
Class CAA Prospectus | SDIT GOVERNMENT FUND | Class CAA
Prospectus:
Trading Symbol	GFAXX
Sweep Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - SWEEP CLASS
Prospectus:
Trading Symbol	AABXX
Institutional Class Prospectus | SDIT GOVERNMENT FUND | SDIT GOVERNMENT FUND - INSTITUTIONAL, effective 1-17-2023 (formerly Class F)
Prospectus:
Trading Symbol	SEOXX